"3M Company","Common","604059105",4717.14,55476,"Sole","N/A","Sole"
"Abbott Laboratories","Common","002824100",2466.65,52933,"Sole","N/A","Sole"
"Ace LTD","Common","G0070K103",2331.94,56300,"Sole","N/A","Sole"
"Adobe Systems","Common","00724F101",461.14,11800,"Sole","N/A","Sole"
"Adolph Coors","Common",,1060.29,18900,"Sole","N/A","Sole"
"Affiliated Computer","Common","008190100",2053.14,37700,"Sole","N/A","Sole"
"Alcoa Inc.","Common","013817101",1132.40,29800,"Sole","N/A","Sole"
"Altria Group Inc.","Common","02209S103",1850.28,34000,"Sole","N/A","Sole"
"Amer Intl Group","Common","026874107",1970.58,29731,"Sole","N/A","Sole"
"American Express","Common","025816109",3204.88,66450,"Sole","N/A","Sole"
"Amgen","Common","031162100",2026.71,32800,"Sole","N/A","Sole"
"Anheuser Busch","Common","035229103",2435.07,46224,"Sole","N/A","Sole"
"Apollo","Common","037604105",3519.33,51900,"Sole","N/A","Sole"
"AutoNation Inc","Common","05329W102",1837.00,100000,"Sole","N/A","Sole"
"Autozone Inc","Common","053332102",1099.20,12900,"Sole","N/A","Sole"
"B B & T Corp","Common","054937107",1149.15,29740,"Sole","N/A","Sole"
"Bank N.Y.","Common","064057102",2050.12,61900,"Sole","N/A","Sole"
"Bank Of America","Common","060505104",3390.91,42160,"Sole","N/A","Sole"
"Bank One Corp","Common","06423A103",4536.20,99500,"Sole","N/A","Sole"
"Bear Stearns","Common","073902108",2414.49,30200,"Sole","N/A","Sole"
"Bed Bath & Beyond Inc","Common","075896100",2089.47,48200,"Sole","N/A","Sole"
"BellSouth","Common","079860102",1693.92,59856,"Sole","N/A","Sole"
"Best Buy","Common","086516101",3113.50,59600,"Sole","N/A","Sole"
"Biogen IDEC","Common",,994.57,27100,"Sole","N/A","Sole"
"Black & Decker","Common","091797100",493.20,10000,"Sole","N/A","Sole"
"Boston Scientific Corp","Common","101137107",624.92,17000,"Sole","N/A","Sole"
"Bristol Myers Squibb","Common","110122108",2332.78,81566,"Sole","N/A","Sole"
"Burlington Resources","Common","122014103",2065.67,37300,"Sole","N/A","Sole"
"Carnival Corp","Common","143658102",3230.04,81300,"Sole","N/A","Sole"
"ChevronTexaco Corp","Common","166764100",1192.18,13800,"Sole","N/A","Sole"
"Cisco Systems","Common","17275R102",1492.03,61578,"Sole","N/A","Sole"
"Citigroup","Common","171196108",3917.17,80700,"Sole","N/A","Sole"
"Coca-Cola","Common","191216100",766.32,15100,"Sole","N/A","Sole"
"Conagra","Common","205887102",440.71,16700,"Sole","N/A","Sole"
"ConocoPhillips","Common","20825C104",2622.80,40000,"Sole","N/A","Sole"
"Dell Computer","Common","247025109",3061.59,90100,"Sole","N/A","Sole"
"Diebold Inc","Common","253651103",1438.32,26700,"Sole","N/A","Sole"
"Dow Chemical","Common","260543103",2955.62,71100,"Sole","N/A","Sole"
"EBay","Common","278642103",1847.84,28600,"Sole","N/A","Sole"
"Electronic Data Systems","Common","285661104",305.96,12468,"Sole","N/A","Sole"
"EMC Corp","Common","268648102",459.95,35600,"Sole","N/A","Sole"
"Emerson Electric","Common","291011104",951.82,14700,"Sole","N/A","Sole"
"Estee Lauder","Common","518439104",400.45,10200,"Sole","N/A","Sole"
"Exxon Mobil Corp","Common","30231G102",4399.79,107312,"Sole","N/A","Sole"
"Federal Natl Mortgage","Common","313586109",1163.43,15500,"Sole","N/A","Sole"
"Fifth Third Bancorp","Common","316773100",656.01,11100,"Sole","N/A","Sole"
"First Data Corp","Common","319963104",2769.46,67400,"Sole","N/A","Sole"
"FPL Group","Common","302571104",1596.24,24400,"Sole","N/A","Sole"
"Freddie Mac","Common","313400301",1038.09,17800,"Sole","N/A","Sole"
"General Dynamics","Common","369550108",1446.24,16000,"Sole","N/A","Sole"
"General Electric","Common","369604103",6510.21,210142,"Sole","N/A","Sole"
"General Motors","Common","370442105",1169.46,21900,"Sole","N/A","Sole"
"GlaxoSmithkline","Common","37733W105",578.08,12400,"Sole","N/A","Sole"
"H J Heinz","Common","423074103",506.37,13900,"Sole","N/A","Sole"
"Halliburton","Common","406216101",686.40,26400,"Sole","N/A","Sole"
"HCA","Common","404119109",1628.18,37900,"Sole","N/A","Sole"
"Hershey","Common","427866108",2007.51,26075,"Sole","N/A","Sole"
"Home Depot","Common","437076102",599.78,16900,"Sole","N/A","Sole"
"Honeywell International","Common","438506107",936.04,28000,"Sole","N/A","Sole"
"IBM","Common","459200101",3586.71,38700,"Sole","N/A","Sole"
"Intel","Common","458140100",5829.89,181900,"Sole","N/A","Sole"
"International Paper","Common","460146103",827.71,19200,"Sole","N/A","Sole"
"Intuit Inc","Common","461202103",2574.28,48700,"Sole","N/A","Sole"
"J P Morgan Chase & Co","Common","46625H100",1094.55,29800,"Sole","N/A","Sole"
"Johnson & Johnson","Common","478160104",2354.32,45573,"Sole","N/A","Sole"
"Lexmark","Common","529771107",2288.42,29100,"Sole","N/A","Sole"
"Lowe's Companies","Common","548661107",3697.00,66745,"Sole","N/A","Sole"
"Marsh & McLennan","Common","571748102",3400.19,71000,"Sole","N/A","Sole"
"MBNA Corp","Common","55262L100",360.32,14500,"Sole","N/A","Sole"
"McKesson","Common","58155Q103",691.44,21500,"Sole","N/A","Sole"
"Merck & Company","Common","589331107",3978.53,86116,"Sole","N/A","Sole"
"Microsoft","Common","594918104",4455.83,162800,"Sole","N/A","Sole"
"PepsiCo","Common","713448108",1878.78,40300,"Sole","N/A","Sole"
"Pfizer Inc","Common","717081103",3080.32,87187,"Sole","N/A","Sole"
"Procter & Gamble","Common","742718109",6072.70,60800,"Sole","N/A","Sole"
"PTEK Holdings","Common","74058F102",795.54,90300,"Sole","N/A","Sole"
"Royal Dutch Petroleum","Common","780257804",749.17,14300,"Sole","N/A","Sole"
"S&P 100 Ishrs","Common","464287101",593.75,10770,"Sole","N/A","Sole"
"SBC Communications","Common","78387G103",1250.03,47949,"Sole","N/A","Sole"
"Secured Data Inc","Common",,0.13,10000,"Sole","N/A","Sole"
"Southern Co","Common","842587107",1455.02,48100,"Sole","N/A","Sole"
"Southwest Airlines","Common","844741108",1333.16,82600,"Sole","N/A","Sole"
"Stryker Corp","Common","863667101",1870.22,22000,"Sole","N/A","Sole"
"Texas Instruments","Common","882508104",940.16,32000,"Sole","N/A","Sole"
"United Technologies","Common","913017109",2132.32,22500,"Sole","N/A","Sole"
"UnitedHealth Group Inc","Common","91324P102",2478.46,42600,"Sole","N/A","Sole"
"US Bancorp","Common","902973304",416.92,14000,"Sole","N/A","Sole"
"Verizon Communications","Common","92343V104",1669.31,47586,"Sole","N/A","Sole"
"Viacom Inc Class B","Common","925524308",2232.31,50300,"Sole","N/A","Sole"
"Walgreen","Common","931422109",1512.41,41573,"Sole","N/A","Sole"
"Wal-Mart","Common","931142103",208419.76,3928742,"Sole","N/A","Sole"
"Washington Mutual","Common","939322103",2338.99,58300,"Sole","N/A","Sole"
"Weyerhaeuser","Common","962166104",1120.00,17500,"Sole","N/A","Sole"
"Wm. Wrigley Company","Common","982526105",713.86,12700,"Sole","N/A","Sole"
"Wyeth","Common","983024100",738.63,17400,"Sole","N/A","Sole"
"Xilinx","Common","983919101",909.11,23534,"Sole","N/A","Sole"